Document and Entity Information	12 Months Ended
Mar. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	PUTNAM EQUITY INCOME FUND/NEW/
Central Index Key	0000216934
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Mar 30, 2013
Prospectus Date	Mar 30, 2013

PUTNAM EQUITY INCOME FUND
Fund summary
Goal
Putnam Equity Income Fund seeks capital growth and current income.
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees PUTNAM EQUITY INCOME FUND	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[1]	5.00%	[2]	1.00%	[3]	0.65%	[1]	none	none	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PUTNAM EQUITY INCOME FUND	Class A	Class B	Class C	Class M	Class R	Class R5		Class R6		Class Y
Management fees	0.49%	0.49%	0.49%	0.49%	0.49%	0.49%		0.49%		0.49%
Distribution and service (12b-1) fees	0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	0.32%	0.32%	0.32%	0.32%	0.32%	0.18%	[1]	0.08%	[1]	0.32%
Acquired fund fees	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%		0.03%		0.03%
Total annual fund operating expenses	1.09%	1.84%	1.84%	1.59%	1.34%	0.70%		0.60%		0.84%
[1]	Other expenses shown for class R5 and class R6 have been annualized.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example PUTNAM EQUITY INCOME FUND (USD $)	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y
1 year	680	687	287	506	136	72	61	86
3 years	902	879	579	834	425	224	192	268
5 years	1,141	1,195	995	1,185	734	390	335	466
10 years	1,827	1,962	2,159	2,173	1,613	871	750	1,037

Expense Example, No Redemption PUTNAM EQUITY INCOME FUND (USD $)	Class B	Class C
1 year	187	187
3 years	579	579
5 years	995	995
10 years	1,962	2,159

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 57%.
Investments
We invest mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risks
It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Annual total returns for class A shares before sales charges

Best calendar quarter Q2 2009	18.09%
Worst calendar quarter Q4 2008	-19.20%

Average annual total returns after sales charges (for periods ending 12/31/12)
Average Annual Total Returns PUTNAM EQUITY INCOME FUND		1 year	5 years	10 years
Class A		12.14%	2.31%	7.58%
Class A after taxes on distributions		11.31%	1.93%	6.73%
Class A after taxes on distributions and sale of fund shares		8.96%	1.92%	6.47%
Class B		13.08%	2.40%	7.41%
Class C		17.07%	2.75%	7.41%
Class M		14.25%	2.29%	7.30%
Class R		18.70%	3.28%	7.95%
Class R5	[1]	19.38%	3.81%	8.49%
Class R6	[1]	19.43%	3.82%	8.50%
Class Y		19.31%	3.80%	8.49%
Russell 1000 Value Index (no deduction for fees, expenses or taxes)		17.51%	0.59%	7.38%
[1]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

Class B share performance does not reflect conversion to class A shares.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM EQUITY INCOME FUND/NEW/
Prospectus Date	rr_ProspectusDate	Mar 30, 2013
PUTNAM EQUITY INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund summary
Objective [Heading]	rr_ObjectiveHeading	Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Putnam Equity Income Fund seeks capital growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal year was 57%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 12 of the fund’s prospectus and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that we believe are currently undervalued by the market. If we are correct and other investors recognize the value of the company, the price of its stock may rise. We may consider, among other factors, a company's valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.
Risk [Heading]	rr_RiskHeading	Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	It is important to understand that you can lose money by investing in the fund.

The prices of stocks in the fund's portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific company or industry. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

		The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to understand that you can lose money by investing in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund’s performance year to year and over time. The bar chart does not reflect the impact of sales charges. If it did, performance would be lower. Please remember that past performance is not necessarily an indication of future results. Monthly performance figures for the fund are available at putnam.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below gives some indication of the risks associated with an investment in the fund by showing the fund's performance year to year and over time.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	putnam.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please remember that past performance is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual total returns for class A shares before sales charges
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges. If it did, performance would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best calendar quarter Q2 2009	18.09%
Worst calendar quarter Q4 2008	-19.20%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.09%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns after sales charges (for periods ending 12/31/12)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for class A shares only and will vary for other classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns reflect the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are shown for class A shares only and will vary for other classes. These after-tax returns do not apply if you hold your fund shares through a 401(k) plan, an IRA, or another tax-advantaged arrangement.

		Class B share performance does not reflect conversion to class A shares.
PUTNAM EQUITY INCOME FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.09%
1 year	rr_ExpenseExampleYear01	680
3 years	rr_ExpenseExampleYear03	902
5 years	rr_ExpenseExampleYear05	1,141
10 years	rr_ExpenseExampleYear10	1,827
2003	rr_AnnualReturn2003	26.61%
2004	rr_AnnualReturn2004	12.19%
2005	rr_AnnualReturn2005	5.68%
2006	rr_AnnualReturn2006	19.27%
2007	rr_AnnualReturn2007	3.44%
2008	rr_AnnualReturn2008	(31.28%)
2009	rr_AnnualReturn2009	27.20%
2010	rr_AnnualReturn2010	12.37%
2011	rr_AnnualReturn2011	1.77%
2012	rr_AnnualReturn2012	19.02%
1 year	rr_AverageAnnualReturnYear01	12.14%
5 years	rr_AverageAnnualReturnYear05	2.31%
10 years	rr_AverageAnnualReturnYear10	7.58%
PUTNAM EQUITY INCOME FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[2]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
1 year	rr_ExpenseExampleYear01	687
3 years	rr_ExpenseExampleYear03	879
5 years	rr_ExpenseExampleYear05	1,195
10 years	rr_ExpenseExampleYear10	1,962
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	579
5 years	rr_ExpenseExampleNoRedemptionYear05	995
10 years	rr_ExpenseExampleNoRedemptionYear10	1,962
1 year	rr_AverageAnnualReturnYear01	13.08%
5 years	rr_AverageAnnualReturnYear05	2.40%
10 years	rr_AverageAnnualReturnYear10	7.41%
PUTNAM EQUITY INCOME FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.84%
1 year	rr_ExpenseExampleYear01	287
3 years	rr_ExpenseExampleYear03	579
5 years	rr_ExpenseExampleYear05	995
10 years	rr_ExpenseExampleYear10	2,159
1 year	rr_ExpenseExampleNoRedemptionYear01	187
3 years	rr_ExpenseExampleNoRedemptionYear03	579
5 years	rr_ExpenseExampleNoRedemptionYear05	995
10 years	rr_ExpenseExampleNoRedemptionYear10	2,159
1 year	rr_AverageAnnualReturnYear01	17.07%
5 years	rr_AverageAnnualReturnYear05	2.75%
10 years	rr_AverageAnnualReturnYear10	7.41%
PUTNAM EQUITY INCOME FUND | Class M
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	0.65%	[1]
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.59%
1 year	rr_ExpenseExampleYear01	506
3 years	rr_ExpenseExampleYear03	834
5 years	rr_ExpenseExampleYear05	1,185
10 years	rr_ExpenseExampleYear10	2,173
1 year	rr_AverageAnnualReturnYear01	14.25%
5 years	rr_AverageAnnualReturnYear05	2.29%
10 years	rr_AverageAnnualReturnYear10	7.30%
PUTNAM EQUITY INCOME FUND | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.34%
1 year	rr_ExpenseExampleYear01	136
3 years	rr_ExpenseExampleYear03	425
5 years	rr_ExpenseExampleYear05	734
10 years	rr_ExpenseExampleYear10	1,613
1 year	rr_AverageAnnualReturnYear01	18.70%
5 years	rr_AverageAnnualReturnYear05	3.28%
10 years	rr_AverageAnnualReturnYear10	7.95%
PUTNAM EQUITY INCOME FUND | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.18%	[4]
Acquired fund fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.70%
1 year	rr_ExpenseExampleYear01	72
3 years	rr_ExpenseExampleYear03	224
5 years	rr_ExpenseExampleYear05	390
10 years	rr_ExpenseExampleYear10	871
1 year	rr_AverageAnnualReturnYear01	19.38%	[5]
5 years	rr_AverageAnnualReturnYear05	3.81%	[5]
10 years	rr_AverageAnnualReturnYear10	8.49%	[5]
PUTNAM EQUITY INCOME FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.08%	[4]
Acquired fund fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.60%
1 year	rr_ExpenseExampleYear01	61
3 years	rr_ExpenseExampleYear03	192
5 years	rr_ExpenseExampleYear05	335
10 years	rr_ExpenseExampleYear10	750
1 year	rr_AverageAnnualReturnYear01	19.43%	[5]
5 years	rr_AverageAnnualReturnYear05	3.82%	[5]
10 years	rr_AverageAnnualReturnYear10	8.50%	[5]
PUTNAM EQUITY INCOME FUND | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.49%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.32%
Acquired fund fees	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
1 year	rr_ExpenseExampleYear01	86
3 years	rr_ExpenseExampleYear03	268
5 years	rr_ExpenseExampleYear05	466
10 years	rr_ExpenseExampleYear10	1,037
1 year	rr_AverageAnnualReturnYear01	19.31%
5 years	rr_AverageAnnualReturnYear05	3.80%
10 years	rr_AverageAnnualReturnYear10	8.49%
PUTNAM EQUITY INCOME FUND | after taxes on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	11.31%
5 years	rr_AverageAnnualReturnYear05	1.93%
10 years	rr_AverageAnnualReturnYear10	6.73%
PUTNAM EQUITY INCOME FUND | after taxes on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	8.96%
5 years	rr_AverageAnnualReturnYear05	1.92%
10 years	rr_AverageAnnualReturnYear10	6.47%
PUTNAM EQUITY INCOME FUND | Russell 1000 Value Index (no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	17.51%
5 years	rr_AverageAnnualReturnYear05	0.59%
10 years	rr_AverageAnnualReturnYear10	7.38%

[1]	Applies only to certain redemptions of shares bought with no initial sales charge.
[2]	This charge is phased out over six years.
[3]	This charge is eliminated after one year.
[4]	Other expenses shown for class R5 and class R6 have been annualized.
[5]	Performance for class R5 and class R6 shares prior to their inception (7/2/12) is derived from the historical performance of class Y shares, and has not been adjusted for the lower investor servicing fees applicable to class R5 and class R6 shares; had it, returns would have been higher.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PUTNAM EQUITY INCOME FUND/NEW/
Prospectus Date	rr_ProspectusDate	Mar 30, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2013